Loans - Additional Information (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans provided as collateral for borrowings	₨ 2,288,842.6	$ 27,463.9	₨ 1,927,514.2
Purchased financing receivable outstanding	2,600.7		1,024,684.4
Loans receivable restructured due to unexpected event	72,900.0	$ 900.0	86,100.0
Retail Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	81,400.0		68,600.0
Wholesale Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans receivable restructured due to unexpected event	₨ 4,700.0		₨ 4,300.0
Current Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	90 days	90 days
Crop related agricultural loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Number of days past due up to which loans	366 days	366 days